Retirement Plans (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2010 Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2009 Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2012 U.S. [Member]	Dec. 31, 2011 U.S. [Member]	Dec. 31, 2011 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2010 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2009 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2012 Non-U.S. [Member]	Dec. 31, 2011 Non-U.S. [Member]	Dec. 31, 2011 Non-U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2010 Non-U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2009 Non-U.S. [Member] Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1.3	$ 1.2	$ 1.1			$ 6.3	$ 5.1	$ 5.9			$ 12.3	$ 10.0	$ 8.5
Interest cost	1.5	1.4	1.6			10.0	9.1	10.0			7.6	6.5	5.6
Expected return on plan assets						(9.9)	(8.5)	(7.0)			(4.4)	(4.2)	(3.4)
Amortization of prior service credit	(0.1)	(0.1)	(0.1)			(1.0)	(1.0)	(1.0)			0.1	0.2	0.1
Amortization of actuarial loss	(0.1)	(0.3)				5.4	3.4	6.5			1.0	0.5	0.4
Settlement loss (gain)						0.4					4.5	0.5	0.8
Curtailment loss (gain)											0.2	0.3	(2.5)
Special termination benefits											0.1	0.2	1.3
Net periodic benefit cost	$ 2.6	$ 2.2	$ 2.6	$ 15.8	$ 11.2	$ 11.2	$ 8.1	$ 14.4	$ 16.3	$ 21.4	$ 21.4	$ 14.0	$ 10.8